RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
24.	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2021, 2020 and 2019, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2021	2020	2019
Transactions with affiliated companies

Melco International and its subsidiaries	Revenues (services provided by the Company):
	Shared service fee income for corporate office	$1,345	$1,521	$1,366
	Management fee income for Cyprus project (1)	—	—	1,056
	Costs and expenses (services provided to the Company):
	Management fee expenses (2)	1,749	1,477	2,798
	Management fee expenses for Cyprus Project (1)	—	—	1,316
	Share-based compensation expenses (3)	6,641	7,021	2,218
A joint venture and a subsidiary of MECOM Power and Construction Limited (“MECOM”) (4)	Costs and expenses (services provided to the Company):
	Consultancy fee expense	—	—	10,031
	Purchase of assets :
	Construction and renovation work performed and recognized as property and equipment	—	—	10,174
Notes
(1)
The amount mainly represents management fee income for services provided by the Company to Melco International for management and operation for the project in Cyprus, and such amount was further recharged with mark-up
by a subsidiary of Melco International to ICR Cyprus Group. The amount represents the transactions for the period up to the completion of the Acquisition of ICR Cyprus on July 31, 2019 as described in Note 26.

(2)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.
(3)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 18.

(4)
A company in which Mr. Lawrence Yau Lung Ho, Melco’s Chief Executive Officer, had beneficial interest of approximately 20% until December 10, 2019, the date on which Mr. Lawrence Yau Lung Ho disposed his entire beneficial interest in MECOM. The amount in 2019 represents the transactions with a joint venture and a subsidiary of MECOM during the period from January 1, 2019 to December 10, 2019.

Other Related Party Transactions
As of December 31, 2021, Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco held an aggregate principal amount of $60,000 and $5,500 senior notes issued by the subsidiaries of Melco, respectively. As of December 31, 2020, Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco held an aggregate principal amount of $60,000 and $6,500 senior notes issued by the subsidiaries of Melco, respectively.
During the year ended December 31, 2021, total interest expenses of $4,494 and $316 in relation to the senior notes issued by subsidiaries of Melco, were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco, respectively. During the year ended December 31, 2020, total interest expenses of
$1,740
and
$
258
in relation to the senior notes issued by subsidiaries of Melco, were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco, respectively. During the year ended December 31, 2019, total interest expenses of
$32
in relation to the senior notes issued by the subsidiaries of Melco were paid or payable to an independent director of Melco.
On July 31, 2019, the Company acquired from Melco International all of Melco International’s holdings of ordinary shares of ICR Cyprus. Further details of the transaction are included in Note 26.

(a)	Amounts Due from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2021 and 2020 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2021	2020
Melco International and its subsidiaries and joint venture	$384	$765

(b)	Amounts Due to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2021 and 2020, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2021	2020

Subsidiaries of Melco International	$1,536	$1,656
Others	12	12

	$1,548	$1,668